UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Partners LP

Address:  404 B East Main Street
          Charlottesville, Virginia 22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Partner
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler         Charlottesville, VA           8/14/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $278,258
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                   TITLE                  VALUE       SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP     (X$1000)     PRN AMT  PRN CALL  DISCRETION   MANAGER   SOLE  SHARED  NONE

ALLIED RISER COMMUNICATIONS
  CVRT BOND                         BOND       019496AB4    5,967  22,099,000  PRN          SOLE        N/A     SOLE
ALLIED WASTE INDUSTRIES INC        COMMON       19589308      960     100,000   SH          SOLE        N/A     SOLE
AMERICA WEST HOLDINGS CORP       CL B COMMON    23657208    1,989     726,000   SH          SOLE        N/A     SOLE
AMGEN                                PUT       0311649MH    1,490       2,000   SH          SOLE        N/A     SOLE
AMGEN                                PUT       0311659MI    2,425       5,000   SH          SOLE        N/A     SOLE
AMGEN                                PUT       0311639MH    3,675       5,000   SH          SOLE        N/A     SOLE
CARDIODYNAMICS INTL CORP           COMMON      141597104      935     251,400   SH          SOLE        N/A     SOLE
DAVITA INC                         COMMON      23918K108   70,624   2,967,391   SH          SOLE        N/A     SOLE
DOVER DOWNS GAMING & ENTMT INC.    COMMON      260095104      896      70,000   SH          SOLE        N/A     SOLE
DOVER MOTORSPORTS INC.             COMMON      260174107      570     100,000   SH          SOLE        N/A     SOLE
ECHOSTAR COMMUNICATIONS CORP     CL A COMMON   278762109   46,131   2,485,500   SH          SOLE        N/A     SOLE
FINOVA GROUP INC                   COMMON      317928109       48     455,900   SH          SOLE        N/A     SOLE
FIRST AVENUE NETWORKS INC          COMMON      31865X106    4,716   5,017,195   SH          SOLE        N/A     SOLE
GENERAL MOTORS CORPORATION       CL H COMMON   370442832      343      33,000   SH          SOLE        N/A     SOLE
NISOURCE INC                       COMMON      65473P105   10,915     500,000   SH          SOLE        N/A     SOLE
SPRINT CORP                        COMMON      852061100   11,185   1,054,200   SH          SOLE        N/A     SOLE
TRANSWORLD ENTERTAINMENT CORP      COMMON      89336Q100      977     167,500   SH          SOLE        N/A     SOLE
USEC INC                           COMMON      90333E108   31,289   3,555,600   SH          SOLE        N/A     SOLE
W.R. GRACE & CO (NEW)              COMMON      38388F108   32,297  10,765,600   SH          SOLE        N/A     SOLE
WORLDCOM INC                       COMMON      98157D106   16,600  20,000,000   SH          SOLE        N/A     SOLE
WSFS FINANCIAL CORP                COMMON      929328102   34,226   1,323,000   SH          SOLE        N/A     SOLE







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